Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Intangible Assets Useful Life
The estimated economic lives of our definite-lived intangible assets are as follows:

Category	Estimated economic life
Sports betting rights	7 years
Computer software and game library	3 - 14 years
Licenses	3 - 15 years
Customer relationships	3 - 20 years
Developed technologies	5 - 14 years
Trademarks	6 - 20 years
Other	4 - 17 years

Intangible assets at December 31, 2019 and 2018 are summarized as follows:

		December 31, 2019			December 31, 2018
($ thousands)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	15.2	2,379,425	1,176,860	1,202,565	2,428,946	1,093,753	1,335,193
Computer software and game library	5.4	998,360	809,079	189,281	967,828	753,160	214,668
Trademarks	14.1	185,285	76,196	109,089	185,590	61,806	123,784
Licenses	10.1	298,007	247,436	50,571	294,104	221,934	72,170
Developed technologies	5.4	219,448	203,121	16,327	220,097	179,192	40,905
Sports betting rights	6.5	146,505	137,772	8,733	134,197	131,933	2,264
Other	7.7	35,439	21,003	14,436	27,460	18,634	8,826
		4,262,469	2,671,467	1,591,002	4,258,222	2,460,412	1,797,810
Unamortized:
Trademarks		245,000	—	245,000	246,913	—	246,913
Total intangible assets, excluding goodwill		4,507,469	2,671,467	1,836,002	4,505,135	2,460,412	2,044,723